Expense Example {- Fidelity Flex® 500 Index Fund} - 02.28 Fidelity Flex 500 Index Fund PRO-07 - Fidelity Flex® 500 Index Fund - Fidelity Flex 500 Index Fund-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none